CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			18 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Interest income:
Loans			$ 1,459,720	$ 1,458,706	$ 1,478,750
Money market investments			16,428	7,243	4,224
Investment securities			152,011	126,064	132,631
Trading account securities			6,414	11,001	17,938
Total interest income			1,634,573	1,603,014	1,633,543
Interest expense:
Deposits			127,577	107,533	105,087
Short-term borrowings			7,812	7,512	67,376
Long-term debt			77,129	78,986	516,008
Total interest expense			212,518	194,031	688,471
Net interest income			1,422,055	1,408,983	945,072
Provision for loan losses			170,016	241,478	263,369
Net interest income after provision for loan losses			1,252,039	1,167,505	674,938
Service charges on deposit accounts			160,836	160,108	158,637
Other service fees			234,770	236,090	225,265
Mortgage banking activities			56,538	81,802	30,615
Sale and valuation adjustments of investment securities			1,962	141	(870)
Other-than-temporary impairment on investment securities			(209)	(14,445)	0
Trading account profit			(785)	(4,723)	4,358
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale			8,245	542	40,591
Adjustments (expense) to indemnity reserves on loans sold			(17,285)	(18,628)	(40,629)
FDIC loss share (expense) income			(207,779)	20,062	(103,024)
Other operating income			61,643	58,592	71,572
Total non-interest income			297,936	519,541	386,515
Operating expenses:
Personnel costs			487,476	477,519	418,679
Net occupancy expenses			85,653	86,888	86,707
Equipment expenses			62,225	60,110	48,917
Other taxes			42,304	39,797	56,918
Professional Fees			323,043	308,985	282,055
Communications			23,897	25,146	25,684
Business promotion			53,014	52,076	54,016
FDIC deposit insurance			24,512	27,626	40,307
Loss on early extinguishment of debt			0	0	532
Other real estate owned (O R E O) expenses			47,119	85,568	49,611
Other operating expenses			90,447	95,075	95,373
Amortization of intangibles			12,144	11,019	8,160
Goodwill impairment charge			3,801	0	0
Restructuring Costs			0	18,412	26,725	$ 45,100
Total operating expenses			1,255,635	1,288,221	1,193,684
Income from continuing operations before income tax			294,340	398,825	(132,231)
Income tax expense			78,784	(495,172)	58,279
Income from continuing operations			215,556	893,997	(190,510)
Income from discontinued operations, net of tax			1,135	1,347	(122,980)
Net Income			216,691	895,344	(313,490)
Net income applicable to common stock			$ 212,968	$ 891,621	$ (317,213)
Net income from continuing operations - Basic			$ 2.05	$ 8.65	$ (1.88)
Net income from discontinued operations - Basic			0.01	0.01	(1.2)
Net Income per Common Share - Basic			2.06	8.66	(3.08)
Net income from continuing operations - Diluted			2.05	8.64	(1.88)
Net income from discontinued operations - Diluted			0.01	0.01	(1.2)
Net Income per Common Share - Diluted			2.06	8.65	(3.08)
Dividends Declared per Common Share	$ 0.25	$ 0.15	$ 0.6	$ 0.3	$ 0
Non Covered Under Loss Sharing Agreements with FDIC
Interest expense:
Provision for loan losses			$ 171,126	$ 217,458	$ 223,999
Covered Under Loss Sharing Agreements With FDIC Member
Interest expense:
Provision for loan losses			$ (1,110)	$ 24,020	$ 46,135